Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment
Schedule of property, plant and equipment

						Other tangible
		E&P wells,		E&P exploration	E&P tangible	assets in
	Land and	plant and	Other plant	assets and	assets in	progress and
(€ million)	buildings	machinery	and machinery	appraisal	progress	advances	Total
2019
Net carrying amount - beginning of the year	1,274	42,856	3,901	1,267	9,195	1,809	60,302
Additions	12	144	223	508	6,170	992	8,049
Depreciation capitalized	—	—	—	14	202	—	216
Depreciation (*)	(60)	(6,435)	(537)	—	—	—	(7,032)
Reversals	44	65	69	—	65	139	382
Impairment	(47)	(659)	(500)	—	(669)	(537)	(2,412)
Write-off	—	—	(5)	(216)	(49)	—	(270)
Disposals	(1)	(3)	(1)	(22)	(80)	(6)	(113)
Currency translation differences	2	815	21	24	181	1	1,044
Initial recognition and changes in estimates	—	2,028	—	25	21	—	2,074
Transfers	42	7,568	597	(42)	(7,526)	(639)	—
Other changes	(48)	113	(136)	5	(98)	116	(48)
Net carrying amount - end of the year	1,218	46,492	3,632	1,563	7,412	1,875	62,192
Gross carrying amount - end of the year	4,067	144,789	28,191	1,563	11,406	2,799	192,815
Provisions for depreciation and impairments	2,849	98,297	24,559	—	3,994	924	130,623
2018
Net carrying amount - beginning of the year	1,313	45,782	3,877	1,371	9,469	1,346	63,158
Additions	18	432	173	330	6,947	878	8,778
Depreciation (*)	(65)	(6,012)	(529)	—	—	—	(6,606)
Reversal	41	299	86	—	—	—	426
Impairment	(61)	(477)	(73)	—	(548)	(117)	(1,276)
Write-off	—	(12)	(1)	(66)	(4)	(1)	(84)
Disposals	(2)	(400)	(9)	(32)	(198)	2	(639)
Currency translation differences	2	1,623	36	53	385	(1)	2,098
Changes in the scope of consolidation	1	(4,388)	32	(58)	(474)	10	(4,877)
Transfers	81	6,795	461	(294)	(6,501)	(542)
Other changes	(54)	(786)	(152)	(37)	119	234	(676)
Net carrying amount - end of the year	1,274	42,856	3,901	1,267	9,195	1,809	60,302
Gross carrying amount - end of the year	4,060	135,467	27,516	1,267	12,559	2,415	183,284
Provisions for depreciation and impairments	2,786	92,611	23,615	—	3,364	606	122,982

Schedule of depreciation rates

The main depreciation rates used were substantially unchanged from the previous year and ranged as follows:

(%)
Buildings	2 – 10
Mineral exploration wells and plants	UOP
Refining and chemical plants	3 – 17
Gas pipelines and compression stations	4 – 12
Power plants	4 – 5
Other plant and machinery	6 – 12
Industrial and commercial equipment	5 – 25
Other assets	10 – 20

Schedule of stratification of the suspended wells pending final determination of proved reserves aging

(€ million)	2019	2018	2017
Costs for exploratory wells suspended - beginning of the year	1,101	1,263	1,684
Increases for which is ongoing the determination of proved reserves	368	235	451
Amounts previously capitalized and expensed in the year	(183)	(61)	(217)
Reclassification to successful exploratory wells following the estimation of proved reserves	(46)	(297)	(278)
Disposals	(15)	(6)	(199)
Changes in the scope of consolidation	—	(58)	—
Reclassification to assets held for sale	—	(24)	—
Currency translation differences	21	49	(178)
Costs for exploratory wells suspended - end of the year	1,246	1,101	1,263

The following information relates to the stratification of the suspended wells pending final determination (ageing):

	2019		2018		2017
		(number of		(number of		(number of
		wells in Eni’s		wells in Eni’s		wells in Eni’s
	(€ million)	interest)	(€ million)	interest)	(€ million)	interest)
Costs capitalized and suspended for exploratory well activity
- within 1 year	185	7.7	111	7.0	222	8.0
- between 1 and 3 years	171	6.4	87	2.9	241	3.9
- beyond 3 years	890	26.4	903	24.2	800	21.4
	1,246	40.5	1,101	34.1	1,263	33.3
Costs capitalized for suspended wells
- fields including wells drilled over the last 12 months	185	7.7	111	7.0	148	5.9
- fields for which the delineation campaign is in progress	556	11.3	217	4.7	261	4.7
- fields including commercial discoveries that proceeds to sanctioning	505	21.5	773	22.4	854	22.7
	1,246	40.5	1,101	34.1	1,263	33.3

Schedule of unproved mineral interests

Unproved mineral interests include the purchase price allocated to unproved reserves following business combinations or acquisition of individual properties. Unproved mineral interests were as follows:

							United Arab
(€ million)	Congo	Nigeria	Turkmenistan	USA	Algeria	Egypt	Emirates	Total
2019
Book amount at the beginning of the year	769	921	77	103	77	29	502	2,478
Additions				97	135	1	23	256
Net (impairments) reversals	(533)		65	(27)				(495)
Reclassification to proved mineral interest			(4)	(14)	(99)	(12)		(129)
Currency translation differences	17	18	1	3	2	1	10	52
Book amount at the end of the year	253	939	139	162	115	19	535	2,162
2018
Book amount at the beginning of the year	1,162	825	192	99	105	7		2,390
Additions	26	56				23	487	592
Net (impairments) reversals	(429)		(76)					(505)
Reclassification to proved mineral interest	(32)		(44)		(32)	(2)		(110)
Other changes and currency translation differences	42	40	5	4	4	1	15	111
Book amount at the end of the year	769	921	77	103	77	29	502	2,478